INCOME TAX EXPENSE - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of major components of tax expense (income) [Line Items]
Net currency translation losses on current and deferred tax balances	$ 41		$ 52
Proportion of ownership interest in subsidiary	100.00%	100.00%
Corporate alternative minimum tax rate	15.00%	15.00%
Consolidated revenue benchmark for OECD Pillar Two model | €		€ 750
Impairment reversals (charges)	$ (12)		457
Deferred tax expense (recovery) arising from reversal of impairment	0		321
Current tax expense (income) and adjustments for current tax of prior periods	$ 2,036		1,072
Nevada Gold Mines
Disclosure of major components of tax expense (income) [Line Items]
Proportion of ownership interest in subsidiary	61.50%	61.50%
Mali and Argentina
Disclosure of major components of tax expense (income) [Line Items]
Net currency translation losses on current and deferred tax balances	$ 26		52
Saudi Arabia, Peru and United States [Member]
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings			45
NEVADA
Disclosure of major components of tax expense (income) [Line Items]
Net proceeds of minerals tax rate	5.00%	5.00%
Current net proceeds of minerals tax expense (income)	$ 282		145
Dominican Republic
Disclosure of major components of tax expense (income) [Line Items]
Current net profits interest tax expense (income)	283		134
Saudi Arabia
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to undistributed earnings	6		3
Argentina, Cote d'Ivoire, Saudi Arabia, Tanzania and United States
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholding taxes related to distributed earnings	139
Non-current assets [Member]
Disclosure of major components of tax expense (income) [Line Items]
Impairment reversals (charges)	$ (12)		$ 941